STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The following table reflects the
pre-tax
portion of stock-based compensation costs that were charged to expense, including amounts capitalized, and net of amounts capitalized, for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
Components of Stock-based Compensation Plan Costs	2025	2024	2023
	(In millions)
Restricted stock units	$35	$32	$39
Restricted stock	4	7	5
401(k) savings plan	39	41	38
EDCP & DCPD	7	6	1

Total stock based compensation costs	$85	$86	$83

Stock-based compensation costs, net of amounts capitalized	$39	$43	$44

Schedule of Nonvested Restricted Stock Units Activity
Restricted stock unit activity for the year ended December 31, 2025, was as follows:

Restricted Stock Unit Activity	Shares (in millions)	Weighted-Average Grant Date Fair Value (per share)
Nonvested as of January 1, 2025	2.8	$37.32
Granted in 2025	1.1	39.94
Forfeited in 2024	(0.4)	39.48
Vested in 2025 (1)	(0.6)	38.38

Nonvested as of December 31, 2025	2.9	$36.38

(1)	Excludes dividend equivalents of approximately 67 thousand shares earned during vesting period.

Restricted Stock Activity	Shares (in millions)	Weighted-Average Grant Date Fair Value (per share)
Nonvested as of January 1, 2025	0.27	$38.29
Granted in 2025	0.06	41.98
Forfeited in 2025	(0.01)	38.16
Vested in 2025	(0.08)	39.71

Nonvested as of December 31, 2025	0.24	$38.70